Debt - Summary of Components of Third-Party Debt (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Debt Instrument [Line Items]
Total principal amount of debt	$ 48,000	$ 43,100	$ 58,103
Change in fair value of debt	(7,050)
Plus: Accretion		148	213
Less: current portion of long-term debt, net of discounts	0	(38,643)	(53,360)
Less: unamortized deferred financing costs and debt discounts		(4,605)	(1,853)
Long-term debt, net of current portion and discounts	40,950		3,103
Convertible Notes
Debt Instrument [Line Items]
Total principal amount of debt			3,103
Rtw Convertible Notes [Member]
Debt Instrument [Line Items]
Total principal amount of debt	48,000
Fortress Term Loan
Debt Instrument [Line Items]
Total principal amount of debt	$ 0	$ 43,100
2021 Term Loan
Debt Instrument [Line Items]
Total principal amount of debt			$ 55,000